Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues:
Revenue			$ 39,990	$ 63,000
Operating Expenses:
Research and development	715,038	956,725	2,390,592	1,965,726
Legal and professional	276,378	496,803	1,754,287	1,652,141
General and administrative	902,985	243,659	2,736,732	973,923
Share based compensation	5,040,246		25,964,096
Advisory fees		500,000	11,737,806	500,000
Total Operating Expenses	6,934,647	2,197,187	44,583,513	5,091,790
Loss From Operations	(6,934,647)	(2,197,187)	(44,543,523)	(5,028,790)
Other Income (Expense):
Interest and other income	6,815	12,687	327,377	12,687
Amortization of debt issuance, and deferred offering costs	(438,111)		(798,311)
Interest expense - related parties	(869,815)		(1,227,487)	(2,559,456)
Loss on extinguishment of Bridge loan - related party				(2,069,923)
Loss on change in fair value of derivative liability related to sales of common stock through equity line of credit	(380,162)		(380,162)
Net Loss	$ (8,615,920)	$ (2,184,500)	$ (46,622,106)	$ (9,645,482)
Loss per share:
Basic net loss per common share	$ (0.45)	$ (0.12)	$ (2.48)	$ (0.56)
Diluted net loss per common share	$ (0.45)	$ (0.12)	$ (2.48)	$ (0.56)
Weighted average shares used in computing basic net loss per common share	19,211,745	17,918,330	18,787,603	17,353,327
Weighted average shares used in computing diluted net loss per common share	19,211,745	17,918,330	18,787,603	17,353,327